UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investment Grade Central Fund

September 30, 2012

1.837325.106

VIGC-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.7%
Media - 1.7%
AOL Time Warner, Inc. 7.625% 4/15/31	$ 1,625,000	$ 2,272,034
Comcast Corp.:
3.125% 7/15/22	1,711,000	1,775,488
4.65% 7/15/42	3,129,000	3,351,234
4.95% 6/15/16	2,975,000	3,377,866
5.7% 5/15/18	2,400,000	2,919,746
6.4% 3/1/40	2,058,000	2,686,684
6.45% 3/15/37	1,410,000	1,818,113
COX Communications, Inc. 4.625% 6/1/13	3,475,000	3,571,209
Discovery Communications LLC:
3.7% 6/1/15	2,648,000	2,832,515
6.35% 6/1/40	2,421,000	3,054,164
NBCUniversal Media LLC:
3.65% 4/30/15	1,200,000	1,283,551
5.15% 4/30/20	3,234,000	3,833,296
6.4% 4/30/40	3,340,000	4,244,198
News America Holdings, Inc. 7.75% 12/1/45	2,636,000	3,536,684
News America, Inc.:
6.15% 3/1/37	2,331,000	2,796,442
6.15% 2/15/41	1,822,000	2,270,875
Time Warner Cable, Inc.:
4.5% 9/15/42	3,266,000	3,261,372
6.2% 7/1/13	7,000,000	7,296,261
6.75% 7/1/18	4,425,000	5,566,398
Time Warner, Inc.:
5.875% 11/15/16	5,514,000	6,539,709
6.5% 11/15/36	2,337,000	2,968,551
Viacom, Inc.:
3.5% 4/1/17	1,312,000	1,434,188
6.75% 10/5/37	935,000	1,218,822
		73,909,400
CONSUMER STAPLES - 1.3%
Beverages - 0.3%
Beam, Inc.:
1.875% 5/15/17	857,000	876,022
3.25% 5/15/22	1,016,000	1,051,408
Diageo Capital PLC 5.2% 1/30/13	1,705,000	1,731,525
FBG Finance Ltd. 5.125% 6/15/15 (d)	2,185,000	2,423,980
Fortune Brands, Inc.:
5.375% 1/15/16	471,000	536,108
5.875% 1/15/36	1,537,000	1,842,878
SABMiller Holdings, Inc. 3.75% 1/15/22 (d)	3,034,000	3,295,513
		11,757,434

	Principal Amount	Value
Food & Staples Retailing - 0.1%
Walgreen Co.:
1.8% 9/15/17	$ 1,791,000	$ 1,811,650
3.1% 9/15/22	2,589,000	2,628,060
		4,439,710
Food Products - 0.5%
General Mills, Inc. 5.2% 3/17/15	3,528,000	3,913,099
Kraft Foods, Inc.:
5.375% 2/10/20	4,086,000	4,930,131
6.125% 2/1/18	3,684,000	4,498,904
6.5% 8/11/17	3,514,000	4,321,334
6.5% 2/9/40	822,000	1,114,738
		18,778,206
Tobacco - 0.4%
Altria Group, Inc.:
2.85% 8/9/22	2,952,000	2,945,898
4.25% 8/9/42	2,952,000	2,938,002
9.7% 11/10/18	1,504,000	2,154,713
Philip Morris International, Inc.:
4.875% 5/16/13	2,904,000	2,983,642
5.65% 5/16/18	2,751,000	3,371,158
Reynolds American, Inc. 7.25% 6/15/37	2,962,000	3,748,224
		18,141,637
TOTAL CONSUMER STAPLES		53,116,987
ENERGY - 3.2%
Energy Equipment & Services - 0.5%
DCP Midstream LLC:
4.75% 9/30/21 (d)	3,739,000	3,968,178
5.35% 3/15/20 (d)	3,724,000	4,086,781
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	3,902,000	4,147,354
5% 10/1/21	1,517,000	1,671,109
FMC Technologies, Inc.:
2% 10/1/17	539,000	544,717
3.45% 10/1/22	978,000	993,088
Transocean, Inc.:
5.05% 12/15/16	2,488,000	2,780,765
6.375% 12/15/21	3,286,000	3,933,595
		22,125,587
Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp. 6.375% 9/15/17	6,869,000	8,283,190
Apache Corp. 4.75% 4/15/43	2,750,000	3,146,523
ConocoPhillips 5.75% 2/1/19	3,900,000	4,847,926
Duke Capital LLC 6.25% 2/15/13	855,000	872,266
Duke Energy Field Services 6.45% 11/3/36 (d)	2,477,000	2,840,393
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,833,802
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enbridge Energy Partners LP 4.2% 9/15/21	$ 4,399,000	$ 4,760,285
Encana Holdings Finance Corp. 5.8% 5/1/14	320,000	343,008
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,524,183
Motiva Enterprises LLC 5.75% 1/15/20 (d)	1,496,000	1,786,620
Nakilat, Inc. 6.067% 12/31/33 (d)	1,808,000	2,133,440
Pemex Project Funding Master Trust 1.0183% 12/3/12 (d)(i)	410,000	408,463
Petro-Canada 6.05% 5/15/18	1,480,000	1,811,273
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	3,612,000	3,821,406
5.375% 1/27/21	6,096,000	6,868,796
5.75% 1/20/20	5,084,000	5,794,733
7.875% 3/15/19	4,277,000	5,372,250
Petroleos Mexicanos:
4.875% 1/24/22	3,398,000	3,834,643
5.5% 1/21/21	3,601,000	4,216,771
5.5% 6/27/44	4,171,000	4,546,390
6.5% 6/2/41	8,839,000	11,017,814
Phillips 66:
4.3% 4/1/22 (d)	3,770,000	4,128,580
5.875% 5/1/42 (d)	3,228,000	3,837,527
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	1,784,000	1,894,353
3.95% 9/15/15	2,158,000	2,344,697
6.125% 1/15/17	1,250,000	1,491,408
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
5.832% 9/30/16 (d)	1,535,200	1,677,206
6.332% 9/30/27 (d)	752,000	915,342
6.75% 9/30/19 (d)	1,838,000	2,302,095
Spectra Energy Partners, LP:
2.95% 6/15/16	668,000	689,136
4.6% 6/15/21	873,000	945,539
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	5,754,912
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	714,701
Western Gas Partners LP 5.375% 6/1/21	3,820,000	4,341,812
		114,101,483
TOTAL ENERGY		136,227,070

	Principal Amount	Value
FINANCIALS - 10.8%
Capital Markets - 1.3%
BlackRock, Inc. 4.25% 5/24/21	$ 1,183,000	$ 1,325,004
Goldman Sachs Group, Inc.:
5.25% 7/27/21	1,125,000	1,240,505
5.625% 1/15/17	3,000,000	3,306,948
5.75% 1/24/22	7,523,000	8,667,474
5.95% 1/18/18	755,000	876,943
6.15% 4/1/18	5,954,000	6,951,033
6.75% 10/1/37	3,421,000	3,668,499
Lazard Group LLC:
6.85% 6/15/17	3,241,000	3,658,557
7.125% 5/15/15	5,585,000	6,159,183
Morgan Stanley:
4.75% 4/1/14	2,554,000	2,644,029
5.5% 7/28/21	4,338,000	4,748,453
5.75% 1/25/21	1,500,000	1,646,805
6.625% 4/1/18	10,165,000	11,681,699
		56,575,132
Commercial Banks - 1.6%
Bank of America NA 5.3% 3/15/17	3,403,000	3,779,596
Credit Suisse New York Branch 6% 2/15/18	6,110,000	6,925,624
Discover Bank:
7% 4/15/20	2,309,000	2,781,678
8.7% 11/18/19	6,339,000	8,186,197
Fifth Third Bancorp:
4.5% 6/1/18	1,179,000	1,305,542
8.25% 3/1/38	4,319,000	6,262,135
Fifth Third Bank 4.75% 2/1/15	487,000	521,234
Fifth Third Capital Trust IV 6.5% 4/15/67 (i)	2,412,000	2,418,030
HBOS PLC 6.75% 5/21/18 (d)	2,600,000	2,639,000
HSBC Holdings PLC 4% 3/30/22	1,724,000	1,850,149
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,220,249
KeyBank NA:
5.45% 3/3/16	1,618,000	1,818,109
5.8% 7/1/14	2,049,000	2,204,298
6.95% 2/1/28	800,000	984,274
Marshall & Ilsley Bank:
4.85% 6/16/15	1,796,000	1,935,977
5% 1/17/17	4,625,000	5,186,956
Regions Bank:
6.45% 6/26/37	6,372,000	6,499,440
7.5% 5/15/18	3,419,000	4,034,420
Regions Financial Corp.:
5.75% 6/15/15	814,000	874,016
7.75% 11/10/14	2,367,000	2,633,288
Wachovia Corp. 4.875% 2/15/14	785,000	826,994
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.:
3.625% 4/15/15	$ 2,350,000	$ 2,515,663
3.676% 6/15/16	1,714,000	1,866,049
		69,268,918
Consumer Finance - 0.4%
General Electric Capital Corp.:
2.25% 11/9/15	2,597,000	2,689,536
2.95% 5/9/16	774,000	818,572
3.5% 6/29/15	799,000	851,303
5.625% 5/1/18	9,700,000	11,441,994
Hyundai Capital America:
1.625% 10/2/15 (d)	1,373,000	1,373,680
2.125% 10/2/17 (d)	1,518,000	1,518,572
		18,693,657
Diversified Financial Services - 2.3%
Bank of America Corp.:
3.875% 3/22/17	3,077,000	3,311,960
5.7% 1/24/22	2,179,000	2,559,937
5.75% 12/1/17	12,290,000	14,143,541
6.5% 8/1/16	3,000,000	3,470,127
BP Capital Markets PLC 4.742% 3/11/21	3,000,000	3,497,901
Capital One Capital V 10.25% 8/15/39	3,830,000	3,944,900
Citigroup, Inc.:
3.953% 6/15/16	3,838,000	4,107,217
4.75% 5/19/15	10,152,000	10,928,496
5.875% 1/30/42	3,065,000	3,697,205
6.125% 5/15/18	1,159,000	1,372,244
6.5% 8/19/13	8,073,000	8,474,212
JPMorgan Chase & Co.:
2% 8/15/17	5,000,000	5,044,730
3.15% 7/5/16	4,200,000	4,443,083
3.25% 9/23/22	4,203,000	4,262,481
4.35% 8/15/21	4,371,000	4,818,691
4.5% 1/24/22	6,648,000	7,375,996
6.3% 4/23/19	3,920,000	4,819,738
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	2,729,000	2,734,745
TECO Finance, Inc.:
4% 3/15/16	1,075,000	1,162,874
5.15% 3/15/20	1,545,000	1,800,694
		95,970,772
Insurance - 1.9%
Allstate Corp. 6.2% 5/16/14	2,709,000	2,950,052
American International Group, Inc. 4.875% 9/15/16	2,638,000	2,945,185
Aon Corp.:
3.125% 5/27/16	3,681,000	3,899,788
3.5% 9/30/15	1,538,000	1,630,072

	Principal Amount	Value
5% 9/30/20	$ 1,402,000	$ 1,615,637
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	450,033
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	3,925,000	4,409,738
6.625% 4/15/42	2,829,000	3,425,113
Liberty Mutual Group, Inc. 5% 6/1/21 (d)	4,093,000	4,327,246
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,278,000	2,560,217
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (d)	2,110,000	2,405,071
MetLife, Inc.:
1.564% 12/15/17 (c)	1,404,000	1,415,127
3.048% 12/15/22	3,731,000	3,778,156
4.75% 2/8/21	1,477,000	1,712,174
6.75% 6/1/16	3,234,000	3,871,473
Metropolitan Life Global Funding I 5.125% 6/10/14 (d)	2,884,000	3,093,159
New York Life Global Funding 4.65% 5/9/13 (d)	6,045,000	6,199,788
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	2,214,000	2,836,493
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	2,297,000	3,045,930
Pacific LifeCorp 6% 2/10/20 (d)	2,514,000	2,796,888
Prudential Financial, Inc.:
4.5% 11/16/21	2,157,000	2,380,075
5.8% 11/16/41	2,824,000	3,260,407
6.2% 11/15/40	1,297,000	1,550,998
7.375% 6/15/19	1,250,000	1,581,009
Symetra Financial Corp. 6.125% 4/1/16 (d)	6,355,000	6,875,957
Unum Group:
5.625% 9/15/20	2,889,000	3,230,133
5.75% 8/15/42	3,358,000	3,537,341
		81,783,260
Real Estate Investment Trusts - 1.2%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,200,000	1,280,656
Boston Properties, Inc. 3.85% 2/1/23	4,708,000	4,959,845
Camden Property Trust 5.375% 12/15/13	2,985,000	3,129,820
DDR Corp. 4.625% 7/15/22	1,491,000	1,621,624
Developers Diversified Realty Corp.:
4.75% 4/15/18	3,091,000	3,372,590
7.5% 4/1/17	1,944,000	2,326,708
Duke Realty LP:
3.875% 10/15/22	3,090,000	3,143,170
4.375% 6/15/22	2,340,000	2,468,017
4.625% 5/15/13	1,047,000	1,067,737
5.4% 8/15/14	2,433,000	2,602,965
5.5% 3/1/16	1,270,000	1,378,325
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
5.95% 2/15/17	$ 928,000	$ 1,051,125
6.25% 5/15/13	2,977,000	3,076,226
6.5% 1/15/18	2,445,000	2,839,738
Equity One, Inc.:
5.375% 10/15/15	455,000	493,563
6% 9/15/17	2,405,000	2,710,146
Federal Realty Investment Trust:
5.4% 12/1/13	1,401,000	1,475,050
5.9% 4/1/20	1,046,000	1,245,611
HRPT Properties Trust:
5.75% 11/1/15	1,155,000	1,230,000
6.25% 6/15/17	3,000,000	3,269,634
UDR, Inc. 5.5% 4/1/14	3,685,000	3,891,552
United Dominion Realty Trust, Inc. 5.25% 1/15/15	904,000	976,439
		49,610,541
Real Estate Management & Development - 2.1%
AMB Property LP 5.9% 8/15/13	2,575,000	2,663,482
BioMed Realty LP:
3.85% 4/15/16	3,700,000	3,892,629
4.25% 7/15/22	1,842,000	1,920,594
6.125% 4/15/20	1,392,000	1,616,712
Brandywine Operating Partnership LP 5.7% 5/1/17	5,000,000	5,507,938
Colonial Properties Trust 5.5% 10/1/15	6,290,000	6,744,968
Digital Realty Trust LP:
4.5% 7/15/15	1,829,000	1,956,867
5.25% 3/15/21	1,953,000	2,173,312
ERP Operating LP:
4.625% 12/15/21	5,595,000	6,449,099
4.75% 7/15/20	2,827,000	3,234,014
5.375% 8/1/16	1,066,000	1,222,975
5.5% 10/1/12	3,560,000	3,560,000
5.75% 6/15/17	5,343,000	6,359,832
Liberty Property LP:
4.125% 6/15/22	2,007,000	2,101,564
4.75% 10/1/20	4,185,000	4,542,077
5.5% 12/15/16	2,290,000	2,561,525
6.625% 10/1/17	2,673,000	3,186,710
Mack-Cali Realty LP 4.5% 4/18/22	1,218,000	1,304,127
Post Apartment Homes LP 6.3% 6/1/13	2,679,000	2,759,129
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	3,844,000	3,985,567
5.5% 1/15/14 (d)	2,405,000	2,464,468
Reckson Operating Partnership LP 6% 3/31/16	3,099,000	3,377,619

	Principal Amount	Value
Regency Centers LP 5.875% 6/15/17	$ 1,827,000	$ 2,111,299
Simon Property Group LP:
2.8% 1/30/17	857,000	902,376
4.125% 12/1/21	2,399,000	2,661,323
4.2% 2/1/15	1,523,000	1,621,971
5.1% 6/15/15	2,220,000	2,448,802
Tanger Properties LP:
6.125% 6/1/20	4,876,000	5,789,158
6.15% 11/15/15	349,000	393,581
		89,513,718
TOTAL FINANCIALS		461,415,998
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	4,000,000	4,462,760
Health Care Providers & Services - 0.5%
Aristotle Holding, Inc. 4.75% 11/15/21 (d)	3,953,000	4,574,835
Express Scripts, Inc.:
3.125% 5/15/16	3,450,000	3,679,660
6.25% 6/15/14	1,108,000	1,207,053
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	3,002,200
WellPoint, Inc.:
3.3% 1/15/23	2,756,000	2,788,231
4.65% 1/15/43	3,363,000	3,434,760
		18,686,739
Pharmaceuticals - 0.1%
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	1,428,000	1,444,235
3.25% 10/1/22	2,133,000	2,160,859
4.625% 10/1/42	1,286,000	1,318,363
		4,923,457
TOTAL HEALTH CARE		28,072,956
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.2%
United Technologies Corp.:
3.1% 6/1/22	4,137,000	4,409,595
4.5% 6/1/42	4,137,000	4,643,025
		9,052,620
Airlines - 0.3%
Continental Airlines, Inc.:
4% 4/29/26 (e)	1,913,000	1,953,747
6.648% 3/15/19	1,166,474	1,259,792
6.795% 2/2/20	1,575,365	1,669,887
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,720,599	2,985,857
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 872,425	$ 911,684
8.36% 1/20/19	3,759,410	4,078,960
		12,859,927
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17	7,130,000	8,438,041
TOTAL INDUSTRIALS		30,350,588
INFORMATION TECHNOLOGY - 0.0%
Office Electronics - 0.0%
Xerox Corp. 4.5% 5/15/21	1,347,000	1,431,563
MATERIALS - 0.7%
Chemicals - 0.3%
Dow Chemical Co.:
4.125% 11/15/21	3,587,000	3,903,800
4.25% 11/15/20	1,931,000	2,125,025
7.6% 5/15/14	7,213,000	7,969,983
		13,998,808
Metals & Mining - 0.4%
Anglo American Capital PLC 9.375% 4/8/14 (d)	2,675,000	2,985,471
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (d)	3,750,000	4,077,000
Vale Overseas Ltd.:
4.375% 1/11/22	3,818,000	4,014,249
6.25% 1/23/17	3,115,000	3,603,077
		14,679,797
TOTAL MATERIALS		28,678,605
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
6.3% 1/15/38	364,000	478,372
6.8% 5/15/36	10,939,000	14,853,543
CenturyLink, Inc.:
6.15% 9/15/19	1,562,000	1,750,501
6.45% 6/15/21	1,749,000	1,974,147
Embarq Corp.:
7.082% 6/1/16	526,000	621,082
7.995% 6/1/36	1,808,000	2,035,184
Telefonica Emisiones SAU 5.462% 2/16/21	2,456,000	2,406,880
Verizon Communications, Inc.:
6.1% 4/15/18	2,190,000	2,737,916

	Principal Amount	Value
6.25% 4/1/37	$ 1,380,000	$ 1,820,931
6.9% 4/15/38	2,420,000	3,457,805
		32,136,361
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV:
2.375% 9/8/16	5,411,000	5,631,682
3.125% 7/16/22	2,875,000	2,963,383
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.15% 3/15/42	826,000	841,375
5.875% 10/1/19	4,711,000	5,542,280
6.35% 3/15/40	1,471,000	1,714,857
Vodafone Group PLC 5% 12/16/13	2,775,000	2,925,022
		19,618,599
TOTAL TELECOMMUNICATION SERVICES		51,754,960
UTILITIES - 2.5%
Electric Utilities - 1.3%
Alabama Power Co. 3.375% 10/1/20	2,167,000	2,380,410
Ameren Illinois Co. 6.125% 11/15/17	1,465,000	1,780,797
AmerenUE 6.4% 6/15/17	3,819,000	4,692,955
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	2,580,000	3,010,060
6.4% 9/15/20 (d)	6,054,000	7,204,260
Edison International 3.75% 9/15/17	2,401,000	2,579,637
FirstEnergy Corp. 7.375% 11/15/31	4,457,000	5,843,386
FirstEnergy Solutions Corp.:
4.8% 2/15/15	990,000	1,064,275
6.05% 8/15/21	3,642,000	4,086,419
LG&E and KU Energy LLC:
2.125% 11/15/15	2,670,000	2,719,953
3.75% 11/15/20	525,000	546,093
Nevada Power Co. 6.5% 5/15/18	3,165,000	4,009,036
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,385,037
Pepco Holdings, Inc. 2.7% 10/1/15	2,535,000	2,635,254
Progress Energy, Inc.:
4.4% 1/15/21	4,274,000	4,801,822
5.625% 1/15/16	2,000,000	2,280,088
		53,019,482
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,269,607
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC:
6.2% 5/15/16	1,229,000	1,389,501
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
PPL Energy Supply LLC: - continued
6.5% 5/1/18	$ 2,640,000	$ 3,125,092
PSEG Power LLC 2.75% 9/15/16	919,000	955,459
		5,470,052
Multi-Utilities - 1.1%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,395,000	1,858,772
Dominion Resources, Inc. 2.6623% 9/30/66 (i)	9,626,000	8,753,605
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	2,880,000	2,880,000
6.5% 9/15/37	1,334,000	1,788,355
National Grid PLC 6.3% 8/1/16	4,181,000	4,864,180
NiSource Finance Corp.:
4.45% 12/1/21	1,622,000	1,804,168
5.25% 2/15/43	2,829,000	3,161,082
5.4% 7/15/14	3,885,000	4,165,097
5.45% 9/15/20	613,000	721,646
5.8% 2/1/42	2,085,000	2,467,919
5.95% 6/15/41	3,834,000	4,620,591
6.4% 3/15/18	2,760,000	3,376,556
Sempra Energy:
2.3% 4/1/17	4,185,000	4,380,774
2.875% 10/1/22	1,723,000	1,744,107
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	1,426,000	1,518,690
		48,105,542
TOTAL UTILITIES		107,864,683
TOTAL NONCONVERTIBLE BONDS (Cost $864,707,607)		972,822,810
U.S. Government and Government Agency Obligations - 30.6%

U.S. Government Agency Obligations - 0.0%
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	110,000	110,157
U.S. Treasury Inflation Protected Obligations - 1.4%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40 (f)	27,709,446	40,492,465

	Principal Amount	Value
2.125% 2/15/41	$ 3,475,609	$ 5,111,025
2.5% 1/15/29	8,537,200	12,228,851
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		57,832,341
U.S. Treasury Obligations - 29.2%
U.S. Treasury Bonds:
2.75% 8/15/42	59,687,000	58,782,384
3% 5/15/42	118,498,000	123,052,826
U.S. Treasury Notes:
0.25% 9/15/14	59,000	59,007
0.25% 8/15/15	20,500,000	20,467,979
0.5% 7/31/17	78,040,000	77,674,148
0.625% 9/30/17	46,845,000	46,845,000
0.875% 11/30/16	31,268,000	31,778,544
0.875% 4/30/17	695,000	704,991
0.875% 7/31/19	196,220,000	194,457,160
1% 3/31/17	27,344,000	27,899,411
1.75% 5/15/22	138,413,000	140,413,483
1.875% 10/31/17	20,552,000	21,817,222
2% 2/15/22	49,686,000	51,696,743
2.375% 8/31/14	115,000,000	119,676,360
2.375% 2/28/15	41,183,000	43,258,253
2.625% 7/31/14 (f)	245,000,000	255,680,529
2.625% 12/31/14	30,935,000	32,580,835
TOTAL U.S. TREASURY OBLIGATIONS		1,246,844,875
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,273,538,119)		1,304,787,373
U.S. Government Agency - Mortgage Securities - 43.5%

Fannie Mae - 30.8%
2.045% 9/1/33 (i)	688,257	719,914
2.063% 5/1/34 (i)	1,180,058	1,235,659
2.065% 10/1/33 (i)	782,030	816,192
2.304% 10/1/33 (i)	45,847	48,607
2.315% 7/1/35 (i)	40,013	42,316
2.332% 3/1/35 (i)	57,381	61,566
2.362% 8/1/36 (i)	1,768,407	1,901,591
2.422% 10/1/33 (i)	84,836	91,225
2.425% 3/1/35 (i)	13,561	14,047
2.5% 10/1/27 (e)	17,000,000	17,873,225
2.5% 10/1/27 (e)	7,000,000	7,359,563
2.5% 10/1/27 (e)	12,000,000	12,616,394
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.5% 10/1/27 (e)	$ 12,000,000	$ 12,616,394
2.558% 6/1/36 (i)	95,224	102,336
2.581% 5/1/35 (i)	213,884	229,992
2.605% 7/1/34 (i)	52,577	56,010
2.703% 7/1/35 (i)	102,169	109,800
2.733% 11/1/36 (i)	1,252,627	1,346,184
2.743% 2/1/36 (i)	999,421	1,074,066
2.82% 12/1/35 (i)	507,126	545,002
2.939% 5/1/36 (i)	387,128	416,042
2.944% 7/1/37 (i)	207,259	222,738
2.963% 9/1/36 (i)	1,056,477	1,135,387
3% 4/1/27 to 8/1/42	25,963,375	27,510,224
3% 10/1/27 (e)	24,100,000	25,549,191
3% 10/1/27 (e)	11,400,000	12,085,509
3% 10/1/27 (e)	5,900,000	6,254,781
3% 10/1/42 (e)	86,400,000	91,219,357
3% 10/1/42 (e)	15,000,000	15,836,694
3% 10/1/42 (e)	15,000,000	15,836,694
3.5% 1/1/26 to 9/1/42	70,910,874	76,208,205
3.5% 7/1/42	232,303	249,580
3.5% 7/1/42	336,571	361,603
3.5% 8/1/42	430,866	462,912
3.5% 8/1/42	398,278	427,899
3.5% 10/1/42 (e)	14,100,000	15,118,945
3.5% 10/1/42 (e)	500,000	536,133
3.5% 10/1/42 (e)	16,800,000	18,014,062
3.5% 10/1/42 (e)	900,000	965,039
3.5% 10/1/42 (e)	30,000,000	32,167,968
3.5% 10/1/42 (e)	30,000,000	32,167,968
3.5% 10/1/42 (e)	16,800,000	18,014,062
3.5% 10/1/42 (e)	14,100,000	15,118,945
3.5% 10/1/42 (e)	13,000,000	13,939,453
3.5% 11/1/42 (e)	26,600,000	28,449,530
3.5% 11/1/42 (e)	21,900,000	23,422,733
4% 7/1/15 to 7/1/42	165,900,732	180,310,108
4% 9/1/41	233,493	253,057
4% 10/1/41	5,826,176	6,354,400
4% 10/1/42 (e)	4,200,000	4,524,844
4% 10/1/42 (e)	15,500,000	16,698,827
4.5% 1/1/22 to 11/1/41	149,254,400	163,904,725
4.5% 10/1/27 (e)	1,100,000	1,185,773
4.5% 10/1/42 (e)	3,600,000	3,897,000
4.5% 10/1/42 (e)	22,200,000	24,031,498
4.5% 10/1/42 (e)	3,600,000	3,897,000
5% 9/1/20 to 6/1/40	59,631,896	65,617,823
5% 10/1/42 (e)	39,600,000	43,191,843
5% 10/1/42 (e)	1,000,000	1,090,703

	Principal Amount	Value
5.5% 11/1/17 to 3/1/39	$ 138,612,477	$ 152,980,874
6% 1/1/23 to 7/1/41	86,842,474	96,167,888
6% 10/1/42 (e)	5,000,000	5,522,266
6.5% 6/1/13 to 8/1/36	9,521,787	10,753,901
7% 3/1/15 to 8/1/32	1,488,385	1,692,811
7.5% 7/1/16 to 11/1/31	1,292,992	1,512,109
8% 1/1/30 to 5/1/30	44,964	53,483
8.5% 3/1/25 to 6/1/25	701	839
TOTAL FANNIE MAE		1,314,193,509
Freddie Mac - 7.0%
2.188% 3/1/36 (i)	168,461	178,577
2.373% 1/1/35 (i)	174,201	186,492
2.405% 4/1/35 (i)	838,363	895,947
3.028% 11/1/35 (i)	327,868	351,253
3.099% 3/1/33 (i)	13,096	13,825
3.454% 10/1/35 (i)	140,322	150,824
3.5% 4/1/32 to 4/1/42	16,963,749	18,344,759
3.5% 10/1/42 (e)	24,200,000	25,941,265
3.5% 11/1/42 (e)	24,200,000	25,874,146
4% 6/1/24 to 5/1/42	47,519,406	51,475,829
4% 9/1/41	862,789	940,002
4% 10/1/42 (e)	15,500,000	16,661,289
4.5% 7/1/25 to 10/1/41	78,435,550	84,995,603
5% 1/1/35 to 9/1/40	32,369,761	35,475,587
5.5% 1/1/38 to 1/1/40	29,680,892	32,310,868
6% 4/1/32 to 8/1/37	4,344,815	4,819,696
7.5% 5/1/17 to 11/1/31	123,145	143,091
8% 7/1/17 to 5/1/27	7,928	9,022
8.5% 3/1/20 to 1/1/28	116,102	134,854
TOTAL FREDDIE MAC		298,902,929
Ginnie Mae - 5.7%
3% 10/1/42 (e)	23,300,000	24,965,547
3.5% 1/15/41 to 5/15/42	5,735,335	6,318,957
3.5% 10/1/42 (e)	5,700,000	6,245,508
3.5% 10/1/42 (e)	5,700,000	6,245,508
4% 1/15/25 to 12/15/41	39,599,174	43,631,920
4.5% 5/15/39 to 4/15/41	66,672,787	73,928,718
5% 3/15/39 to 9/15/41	59,203,664	65,829,647
6% 3/15/29 to 9/20/38	8,885,607	10,056,583
6.5% 10/15/34 to 11/15/35	367,612	420,911
7% 1/15/28 to 7/15/32	2,581,060	2,997,158
7.5% 4/15/22 to 10/15/28	617,792	716,252
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
8% 2/15/17 to 9/15/30	$ 46,506	$ 53,780
8.5% 12/15/16 to 3/15/30	8,797	9,899
TOTAL GINNIE MAE		241,420,388
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,816,614,537)		1,854,516,826
Asset-Backed Securities - 1.5%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6865% 4/25/35 (i)	318,357	238,396
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.6665% 4/25/35 (i)	25,396	24,692
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (i)	169,000	1,690
Airspeed Ltd. Series 2007-1A Class C1, 2.7208% 6/15/32 (d)(i)	2,547,453	1,401,099
Ally Auto Receivables Trust:
Series 2009-A Class A4, 3% 10/15/15 (d)	1,310,304	1,317,373
Series 2010-5 Class A4, 1.75% 3/15/16	1,430,000	1,458,678
Series 2011-1 Class A4, 2.23% 3/15/16	6,420,000	6,591,202
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (d)	3,400,000	3,429,373
Series 2011-1 Class A2, 2.15% 1/15/16	3,150,000	3,206,602
Series 2011-3 Class A2, 1.81% 5/15/16	2,760,000	2,807,533
Series 2012-3 Class A2, 1.21% 6/15/17	4,120,000	4,146,639
AmeriCredit Auto Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15	2,660,000	2,673,604
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9165% 12/25/33 (i)	26,918	22,893
Series 2004-R2 Class M3, 0.7665% 4/25/34 (i)	38,356	16,295
Series 2005-R2 Class M1, 0.6665% 4/25/35 (i)	727,000	696,452
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0155% 3/25/34 (i)	16,878	14,021

	Principal Amount	Value
Series 2004-W11 Class M2, 0.9165% 11/25/34 (i)	$ 198,000	$ 138,854
Series 2004-W7 Class M1, 0.7665% 5/25/34 (i)	209,000	160,589
Series 2006-W4 Class A2C, 0.3765% 5/25/36 (i)	456,852	144,881
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0415% 4/25/34 (i)	821,208	677,990
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (d)	1,086,012	1,093,202
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15	2,472,974	2,487,629
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3565% 12/25/36 (i)	635,000	293,923
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	1,174,931	1,175,157
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	12,500,000	12,556,863
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4855% 3/25/32 (MGIC Investment Corp. Insured) (i)	40,946	12,697
Series 2004-3 Class M4, 1.6715% 4/25/34 (i)	56,336	25,845
Series 2004-4 Class M2, 1.0115% 6/25/34 (i)	207,174	124,365
Fannie Mae Series 2004-T5 Class AB3, 1.1466% 5/28/35 (i)	13,702	8,600
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3915% 8/25/34 (i)	102,000	65,463
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0415% 3/25/34 (i)	5,606	3,213
Ford Credit Auto Owner Trust:
Series 2009-D Class A4, 2.98% 8/15/14	1,771,890	1,788,833
Series 2010-B Class A3, 0.98% 10/15/14	1,387,701	1,390,731
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	3,580,000	3,615,807
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9515% 1/25/35 (i)	334,000	113,242
Class M4, 1.2365% 1/25/35 (i)	128,000	16,840
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8069% 2/25/47 (d)(i)	829,000	522,270
Asset-Backed Securities - continued
	Principal Amount	Value
GE Business Loan Trust Series 2003-1 Class A, 0.6508% 4/15/31 (d)(i)	$ 66,131	$ 62,264
GSAMP Trust Series 2004-AR1 Class B4, 3.8941% 6/25/34 (d)(i)	138,597	51,033
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7665% 9/25/46 (d)(i)	494,496	482,134
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5065% 8/25/33 (i)	238,120	205,221
Series 2003-5 Class A2, 0.9165% 12/25/33 (i)	11,595	9,789
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4065% 1/25/37 (i)	436,000	172,221
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3465% 11/25/36 (i)	438,000	416,701
Keycorp Student Loan Trust Series 1999-A Class A2, 0.6935% 12/27/29 (i)	170,603	152,996
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5165% 5/25/37 (i)	249,000	1,844
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1915% 7/25/34 (i)	26,234	17,598
Series 2006-FM1 Class A2B, 0.3265% 4/25/37 (i)	420,626	391,570
Series 2006-OPT1 Class A1A, 0.4765% 6/25/35 (i)	487,866	406,237
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5565% 8/25/34 (i)	20,187	16,608
Series 2004-NC8 Class M6, 1.4665% 9/25/34 (i)	93,436	42,919
Series 2005-NC1 Class M1, 0.6565% 1/25/35 (i)	141,000	85,820
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7265% 9/25/35 (i)	503,000	334,151
Nissan Auto Receivables Owner Trust Series 2010-A Class A4, 1.31% 9/15/16	2,140,000	2,160,745
Ocala Funding LLC Series 2006-1A Class A, 1.6185% 3/20/11 (b)(d)(i)	414,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4665% 9/25/34 (i)	188,000	86,949
Class M4, 1.6665% 9/25/34 (i)	241,000	60,818
Series 2005-WCH1 Class M4, 1.0465% 1/25/36 (i)	520,000	297,366

	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0165% 4/25/33 (i)	$ 1,796	$ 1,562
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0115% 3/25/35 (i)	441,433	319,370
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3685% 3/20/19 (FGIC Insured) (d)(i)	111,942	110,671
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.3388% 6/15/33 (i)	448,000	276,395
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9415% 9/25/34 (i)	22,495	7,821
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0765% 9/25/34 (i)	10,148	9,411
Volkswagen Auto Lease Trust Series 2010-A Class A3, 0.99% 11/20/13	1,918,757	1,922,894
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2511% 10/25/44 (d)(i)	630,180	447,428
TOTAL ASSET-BACKED SECURITIES (Cost $64,843,673)		63,014,072
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.4%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7765% 1/25/35 (i)	616,047	571,349
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.4185% 12/20/54 (d)(i)	2,117,000	1,635,383
Series 2006-2 Class C1, 1.1585% 12/20/54 (i)	1,885,000	1,456,163
Series 2006-3 Class C2, 0.7185% 12/20/54 (i)	396,000	305,910
Series 2006-4:
Class B1, 0.3985% 12/20/54 (i)	1,059,000	974,280
Class C1, 0.9785% 12/20/54 (i)	647,000	499,808
Class M1, 0.5585% 12/20/54 (i)	279,000	247,613
Series 2007-1:
Class 1C1, 0.8185% 12/20/54 (i)	654,000	505,215
Class 1M1, 0.5185% 12/20/54 (i)	425,000	377,188
Class 2C1, 1.1785% 12/20/54 (i)	298,000	230,205
Class 2M1, 0.7185% 12/20/54 (i)	546,000	484,575
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-2 Class 2C1, 1.0808% 12/17/54 (i)	$ 757,000	$ 584,783
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9051% 1/20/44 (i)	151,584	122,253
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (i)	3,699,143	3,931,460
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4265% 5/25/47 (i)	263,557	171,706
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3865% 2/25/37 (i)	387,475	315,423
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5065% 7/25/35 (i)	650,048	583,916
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5775% 7/10/35 (d)(i)	184,244	146,736
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6665% 6/25/33 (d)(i)	40,067	38,464
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (i)	12,024	11,149
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4165% 9/25/36 (i)	1,100,773	960,627
TOTAL PRIVATE SPONSOR		14,154,206
U.S. Government Agency - 0.1%
Fannie Mae:
planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	1,160,805	1,282,822
Series 1999-57 Class PH, 6.5% 12/25/29	872,767	1,000,961
Series 2002-9 Class PC, 6% 3/25/17	102,289	109,218
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	159,574	164,561

	Principal Amount	Value
Freddie Mac planned amortization class Series 2500 Class TE, 5.5% 9/15/17	$ 2,479,244	$ 2,670,548
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2007-35 Class SC, 38.8755% 6/16/37 (i)(k)	101,869	201,668
TOTAL U.S. GOVERNMENT AGENCY		5,429,778
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,935,373)		19,583,984
Commercial Mortgage Securities - 4.9%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.8981% 5/10/45 (i)	1,450,528	1,535,775
Series 2006-5:
Class A2, 5.317% 9/10/47	6,577,287	6,585,516
Class A3, 5.39% 9/10/47	1,985,000	2,111,284
Series 2007-3 Class A3, 5.7723% 6/10/49 (i)	6,100,000	6,206,500
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2005-1 Class A3, 4.877% 11/10/42	255,276	255,178
Series 2001-3 Class H, 6.562% 4/11/37 (d)	4,889,139	4,906,222
Banc of America Large Loan, Inc. floater Series 2006-BIX1:
Class F, 0.5308% 10/15/19 (d)(i)	558,000	534,285
Class G, 0.5508% 10/15/19 (d)(i)	380,000	360,050
Bayview Commercial Asset Trust:
floater:
Series 2004-1:
Class B, 2.1165% 4/25/34 (d)(i)	30,815	18,173
Class M1, 0.7765% 4/25/34 (d)(i)	25,108	18,306
Class M2, 1.4165% 4/25/34 (d)(i)	22,499	15,896
Series 2005-2A:
Class A1, 0.5265% 8/25/35 (d)(i)	351,305	260,718
Class M1, 0.6465% 8/25/35 (d)(i)	26,048	15,139
Class M2, 0.6965% 8/25/35 (d)(i)	42,842	22,761
Class M3, 0.7165% 8/25/35 (d)(i)	23,649	11,493
Series 2005-3A Class A2, 0.6165% 11/25/35 (d)(i)	121,611	95,795
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class A2, 0.6065% 1/25/36 (d)(i)	$ 682,080	$ 497,951
Class M1, 0.6665% 1/25/36 (d)(i)	142,714	87,751
Class M2, 0.6865% 1/25/36 (d)(i)	43,054	24,722
Class M3, 0.7165% 1/25/36 (d)(i)	62,587	33,287
Series 2006-1 Class A2, 0.5765% 4/25/36 (d)(i)	67,940	51,789
Series 2006-2A:
Class A1, 0.4465% 7/25/36 (d)(i)	671,738	483,797
Class A2, 0.4965% 7/25/36 (d)(i)	60,634	43,801
Class M1, 0.5265% 7/25/36 (d)(i)	63,666	20,832
Class M2, 0.5465% 7/25/36 (d)(i)	45,042	13,413
Class M6, 0.7565% 7/25/36 (d)(i)	45,909	7,271
Series 2006-3A:
Class M5, 0.6965% 10/25/36 (d)(i)	60,300	2,791
Class M6, 0.7765% 10/25/36 (d)(i)	85,161	1,474
Series 2006-4A:
Class A1, 0.4465% 12/25/36 (d)(i)	436,522	325,075
Class A2, 0.4865% 12/25/36 (d)(i)	972,869	530,802
Class M1, 0.5065% 12/25/36 (d)(i)	70,498	15,078
Series 2007-1 Class A2, 0.4865% 3/25/37 (d)(i)	181,612	101,019
Series 2007-2A:
Class A1, 0.4865% 7/25/37 (d)(i)	176,881	103,973
Class A2, 0.5365% 7/25/37 (d)(i)	165,561	56,933
Class B1, 1.8165% 7/25/37 (d)(i)	45,722	638
Class M2, 0.6265% 7/25/37 (d)(i)	91,978	10,921
Class M3, 0.7065% 7/25/37 (d)(i)	91,978	9,110
Class M4, 0.8665% 7/25/37 (d)(i)	194,569	15,689
Class M5, 0.9665% 7/25/37 (d)(i)	173,344	12,459
Class M6, 1.2165% 7/25/37 (d)(i)	215,795	10,513

	Principal Amount	Value
Series 2007-3:
Class A2, 0.5065% 7/25/37 (d)(i)	$ 262,260	$ 136,873
Class B1, 1.1665% 7/25/37 (d)(i)	121,213	6,511
Class B2, 1.8165% 7/25/37 (d)(i)	254,003	13,518
Class M1, 0.5265% 7/25/37 (d)(i)	107,439	38,034
Class M2, 0.5565% 7/25/37 (d)(i)	112,948	25,400
Class M3, 0.5865% 7/25/37 (d)(i)	246,833	42,518
Class M4, 0.7165% 7/25/37 (d)(i)	390,085	59,201
Class M5, 0.8165% 7/25/37 (d)(i)	146,006	19,335
Class M6, 1.0165% 7/25/37 (d)(i)	110,193	11,884
Series 2007-4A:
Class M4, 1.8165% 9/25/37 (d)(i)	726,332	28,850
Class M5, 1.9665% 9/25/37 (d)(i)	726,332	21,706
Class M6, 2.1665% 9/25/37 (d)(i)	319,336	10,567
Series 2004-1, Class IO, 1.25% 4/25/34 (d)(j)	1,119,488	44,780
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8708% 3/15/19 (d)(i)	140,037	135,412
Class J, 1.0708% 3/15/19 (d)(i)	143,000	131,306
Series 2007-BBA8:
Class D, 0.4708% 3/15/22 (d)(i)	147,000	135,670
Class E, 0.5208% 3/15/22 (d)(i)	763,000	688,934
Class F, 0.5708% 3/15/22 (d)(i)	468,000	413,210
Class G, 0.6208% 3/15/22 (d)(i)	120,000	103,551
Class H, 0.7708% 3/15/22 (d)(i)	147,000	123,910
Class J, 0.9208% 3/15/22 (d)(i)	147,000	120,235
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	2,098,675
C-BASS Trust floater Series 2006-SC1 Class A, 0.4865% 5/25/36 (d)(i)	238,618	215,995
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class H, 0.5908% 8/15/21 (d)(i)	$ 82,653	$ 78,836
Series 2007-FL3A Class A2, 0.3608% 4/15/22 (d)(i)	69,176	67,958
Series 2008-C7 Class A2B, 6.2624% 12/10/49 (i)	4,646,976	4,758,318
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,960,000	3,370,327
Series 2007-CD4 Class A3, 5.293% 12/11/49	6,065,000	6,307,321
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0708% 4/15/17 (d)(i)	43,937	39,866
Series 2005-FL11:
Class F, 0.6708% 11/15/17 (d)(i)	52,739	47,952
Class G, 0.7208% 11/15/17 (d)(i)	36,409	32,376
sequential payer Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	2,072,542	2,080,521
Class AJFX, 5.478% 2/5/19 (d)	2,110,000	2,114,714
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (i)	200,375	202,180
Series 2007-C3 Class A4, 5.8665% 6/15/39 (i)	3,750,000	4,238,156
Series 2006-C4 Class AAB, 5.439% 9/15/39	2,251,533	2,281,740
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	2,750,000	3,123,362
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	2,970,045	3,090,524
Series 2001-CKN5 Class AX, 1.9442% 9/15/34 (d)(i)(j)	2,420,489	3,660
Series 2002-CP3 Class G, 6.639% 7/15/35 (d)	250,000	251,139
Series 2006-C1 Class A3, 5.5906% 2/15/39 (i)	2,594,000	2,662,508
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class B, 0.3708% 2/15/22 (d)(i)	3,470,000	3,252,434
Class C:
0.3908% 2/15/22 (d)(i)	657,000	609,237

	Principal Amount	Value
0.4908% 2/15/22 (d)(i)	$ 234,000	$ 216,754
Class F, 0.5408% 2/15/22 (d)(i)	469,000	432,090
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	4,470,000	5,077,862
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4205% 11/5/21 (d)(i)	3,490,000	3,317,137
sequential payer Series 2007-GG11 Class A2, 5.597% 12/10/49	10,594,523	10,903,194
Series 2006-GG7 Class A3, 6.0703% 7/10/38 (i)	379,924	379,921
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6143% 6/6/20 (d)(i)	1,821,615	1,813,498
Class F, 0.6443% 6/6/20 (d)(i)	294,000	291,452
Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (d)(i)	1,770,000	1,768,956
Class C, 2.0056% 3/6/20 (d)(i)	1,335,000	1,335,031
Class D, 2.2018% 3/6/20 (d)(i)	400,000	399,998
Class E, 2.4764% 3/6/20 (d)(i)	670,000	669,969
Class F, 2.6334% 3/6/20 (d)(i)	335,000	334,977
Class G, 2.7903% 3/6/20 (d)(i)	165,000	165,014
Class H, 3.3004% 3/6/20 (d)(i)	275,000	275,003
Class J, 4.0852% 3/6/20 (d)(i)	395,000	395,101
Series 2006-GG6 Class A2, 5.506% 4/10/38	1,245,494	1,278,293
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A2, 5.778% 8/10/45	2,371,898	2,405,252
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class E, 0.5008% 11/15/18 (d)(i)	68,469	63,282
Class F, 0.5508% 11/15/18 (d)(i)	102,703	90,815
Class G, 0.5808% 11/15/18 (d)(i)	89,476	75,540
Class H, 0.7208% 11/15/18 (d)(i)	68,484	55,079
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB14 Class A3B, 5.678% 12/12/44 (i)	$ 3,821,435	$ 3,910,455
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (i)	3,348,374	3,522,925
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,796,000	4,367,469
Series 2005-LDP3 Class A3, 4.959% 8/15/42	719,834	729,435
Series 2007-CB19:
Class B, 5.9196% 2/12/49 (i)	755,000	252,395
Class C, 5.9196% 2/12/49 (i)	1,971,000	420,576
Class D, 5.9196% 2/12/49 (i)	2,075,000	432,271
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (i)	745,000	57,193
Class ES, 5.7451% 1/15/49 (d)(i)	4,663,000	219,185
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0825% 7/15/44 (i)	3,733,000	4,436,768
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	194,267	194,421
Series 2006-C6 Class A2, 5.262% 9/15/39 (i)	104,567	104,692
Series 2007-C1:
Class A3, 5.398% 2/15/40	5,000,000	5,218,735
Class A4, 5.424% 2/15/40	8,620,000	9,953,324
Series 2007-C2 Class A3, 5.43% 2/15/40	1,165,000	1,332,711
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5608% 9/15/21 (d)(i)	402,971	362,674
Class G, 0.5808% 9/15/21 (d)(i)	795,609	696,158
Class H, 0.6208% 9/15/21 (d)(i)	204,773	172,009
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	20,529	20,640
Series 2005-MCP1 Class A2, 4.556% 6/12/43	231,891	232,577
Series 2007-C1 Class A4, 6.0415% 6/12/50 (i)	3,796,000	4,308,600
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A3, 5.364% 8/12/48	4,298,000	4,361,696

	Principal Amount	Value
Series 2007-6 Class A4, 5.485% 3/12/51 (i)	$ 3,875,000	$ 4,403,581
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	6,241,725
Series 2006-3 Class ASB, 5.382% 7/12/46 (i)	3,590,168	3,707,968
Series 2007-7 Class B, 5.9302% 6/12/50 (i)	770,000	52,052
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.421% 7/15/19 (d)(i)	113,478	72,626
Series 2007-XLFA:
Class D, 0.411% 10/15/20 (d)(i)	235,000	213,263
Class E, 0.471% 10/15/20 (d)(i)	294,000	258,720
Class F, 0.521% 10/15/20 (d)(i)	176,000	146,080
Class G, 0.561% 10/15/20 (d)(i)	218,000	169,495
Class H, 0.651% 10/15/20 (d)(i)	137,000	89,050
Class J, 0.801% 10/15/20 (d)(i)	80,460	32,184
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (i)	4,785,000	5,038,237
Series 2007-HQ12 Class A2, 5.7706% 4/12/49 (i)	4,096,056	4,238,238
Series 2007-IQ14 Class B, 5.9135% 4/15/49 (i)	2,175,000	605,085
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	3,491,589	4,219,236
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5008% 9/15/21 (d)(i)	491,000	423,469
Class F, 0.5608% 9/15/21 (d)(i)	661,000	543,648
Class G, 0.5808% 9/15/21 (d)(i)	626,000	489,822
Class J, 0.8208% 9/15/21 (d)(i)	139,000	92,082
Series 2007-WHL8 Class F, 0.7008% 6/15/20 (d)(i)	1,046,000	773,146
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	193,465	195,129
Series 2007-C30:
Class A3, 5.246% 12/15/43	2,204,903	2,230,592
Class A4, 5.305% 12/15/43	3,240,000	3,472,473
Class A5, 5.342% 12/15/43	7,696,000	8,711,141
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C31 Class A4, 5.509% 4/15/47	$ 2,332,000	$ 2,673,092
Series 2007-C32 Class A3, 5.9307% 6/15/49 (i)	10,000,000	11,513,930
Series 2006-C23 Class A5, 5.416% 1/15/45 (i)	3,010,000	3,423,378
Series 2007-C30 Class E, 5.553% 12/15/43 (i)	6,257,000	1,218,238
Series 2007-C31 Class C, 5.8716% 4/15/47 (i)	2,455,000	529,544
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $215,090,535)		211,481,735
Municipal Securities - 0.8%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (i)	1,200,000	1,242,516
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	725,000	953,136
7.3% 10/1/39	645,000	842,892
7.5% 4/1/34	5,055,000	6,662,793
7.55% 4/1/39	3,815,000	5,175,086
7.6% 11/1/40	4,015,000	5,507,857
7.625% 3/1/40	1,545,000	2,102,065
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	3,610,000	3,498,668
Series 2010, 4.421% 1/1/15	2,850,000	3,015,471
Series 2010-1, 6.63% 2/1/35	1,535,000	1,711,571
Series 2010-3:
6.725% 4/1/35	2,395,000	2,696,004
7.35% 7/1/35	1,545,000	1,820,087
Series 2011, 5.877% 3/1/19	895,000	1,006,544
TOTAL MUNICIPAL SECURITIES (Cost $34,432,013)		36,234,690
Money Market Funds - 8.1%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (a) (Cost $344,811,397)	344,811,397	$ 344,811,397
TOTAL INVESTMENT PORTFOLIO - 112.7% (Cost $4,631,973,254)		4,807,252,887
NET OTHER ASSETS (LIABILITIES) - (12.7)%		(540,207,060)
NET ASSETS - 100%		$ 4,267,045,827
TBA Sale Commitments
	Principal Amount
Fannie Mae
3% 10/1/27	$ (16,000,000)	(16,962,118)
3% 10/1/27	(16,000,000)	(16,962,118)
3% 10/1/27	(16,000,000)	(16,962,118)
3% 10/1/42	(15,000,000)	(15,836,694)
3% 10/1/42	(15,000,000)	(15,836,694)
3% 10/1/42	(15,000,000)	(15,836,694)
3% 10/1/42	(15,000,000)	(15,836,694)
3.5% 10/1/42	(26,600,000)	(28,522,264)
3.5% 10/1/42	(5,700,000)	(6,111,914)
3.5% 10/1/42	(16,800,000)	(18,014,062)
3.5% 10/1/42	(14,100,000)	(15,118,945)
3.5% 10/1/42	(13,000,000)	(13,939,453)
3.5% 10/1/42	(13,000,000)	(13,939,453)
3.5% 10/1/42	(21,900,000)	(23,482,617)
3.5% 11/1/42	(900,000)	(962,578)
4% 10/1/42	(15,000,000)	(16,160,156)
4% 10/1/42	(15,000,000)	(16,160,156)
4% 10/1/42	(15,000,000)	(16,160,156)
4.5% 10/1/27	(2,000,000)	(2,155,950)
4.5% 10/1/42	(37,000,000)	(40,052,496)
4.5% 10/1/42	(3,600,000)	(3,897,000)
4.5% 10/1/42	(32,000,000)	(34,639,997)
5% 10/1/42	(5,000,000)	(5,453,516)
5% 10/1/42	(35,000,000)	(38,174,608)
5.5% 10/1/42	(1,000,000)	(1,096,250)
5.5% 10/1/42	(13,000,000)	(14,251,249)
6% 10/1/42	(6,000,000)	(6,626,719)
6% 10/1/42	(12,000,000)	(13,253,438)
TOTAL FANNIE MAE		(442,406,107)
Freddie Mac
3.5% 10/1/42	(24,200,000)	(25,941,265)
4% 10/1/42	(15,500,000)	(16,661,289)
TOTAL FREDDIE MAC		(42,602,554)
TBA Sale Commitments - continued
	Principal Amount	Value
Ginnie Mae
3.5% 10/1/42	$ (5,700,000)	$ (6,245,508)
3.5% 10/1/42	(5,700,000)	(6,245,508)
TOTAL GINNIE MAE		(12,491,016)
TOTAL TBA SALE COMMITMENTS (Proceeds $496,989,551)		$ (497,499,677)
Swap Agreements
	Expiration Date	Notional Amount (h)
Credit Default Swaps
Receive monthly notional amount multiplied by 1.545% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (g)	August 2034	$ 77,905	(58,841)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (g)	Dec. 2034	225,354	(209,926)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (g)	Dec. 2034	391,480	(364,679)

	Expiration Date	Notional Amount (h)	Value

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (g)

	Sept. 2034	$ 78,601	$ (66,160)
		$ 773,340	$ (699,606)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $153,383,430 or 3.6% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,680,818.

(g) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference. The underlying reference may be a single-name issuer or a traded credit index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. For swaps on a traded credit index, ratings represent a weighted average of the ratings of all securities included in the index. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 478,272
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 972,822,810	$ -	$ 972,822,810	$ -
U.S. Government and Government Agency Obligations	1,304,787,373	-	1,304,787,373	-
U.S. Government Agency - Mortgage Securities	1,854,516,826	-	1,854,516,826	-
Asset-Backed Securities	63,014,072	-	59,533,349	3,480,723
Collateralized Mortgage Obligations	19,583,984	-	19,437,248	146,736
Commercial Mortgage Securities	211,481,735	-	207,690,855	3,790,880
Municipal Securities	36,234,690	-	36,234,690	-
Money Market Funds	344,811,397	344,811,397	-	-
Total Investments in Securities:	$ 4,807,252,887	$ 344,811,397	$ 4,455,023,151	$ 7,418,339
Derivative Instruments:
Liabilities
Swap Agreements	$ (699,606)	$ -	$ -	$ (699,606)
Other Financial Instruments:
TBA Sale Commitments	$ (497,499,677)	$ -	$ (497,499,677)	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $4,627,271,356. Net unrealized appreciation aggregated $179,981,531, of which $209,614,238 related to appreciated investment securities and $29,632,707 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation and will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Credit default swaps are marked-to-market daily. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to close out a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as credit default swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivatives contracts under an ISDA Master Agreement exceed certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2012